Financial risk management - Summary of Financial Assets Represents Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 168	$ 206
Equity securities available-for-sale	127	156
Loans and receivables:
Other financial assets	117	112
Trade and other receivables, excluding prepayments	477	403
Financial assets	889	877
Credit risk [Member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	168	206
Equity securities available-for-sale	127	156
Loans and receivables:
Other financial assets	117	112
Trade and other receivables, excluding prepayments	477	403
Financial assets	$ 889	$ 877